Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments - additional disclosure [abstract]
Fair value by hierarchy
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2026	Dec 31, 2025	Jun 30, 2026	Dec 31, 2025	Jun 30, 2026	Dec 31, 2025	Jun 30, 2026	Dec 31, 2025

Financial assets
Cash and cash equivalents - debt securities	10						10

Derivative financial instruments			72	57			72	57

Current contingent consideration receivables					111	101	111	101

Current debt and equity securities	5	15	1		12	12	18	27

Total current financial assets at fair value	15	15	73	57	123	113	211	185

Non-current debt and equity securities	448	255	6	7	498	529	952	791

Fund investments	19	19			214	183	233	202

Non-current contingent consideration receivables					742	758	742	758

Associated companies at fair value through profit or loss					59	88	59	88

Total non-current financial assets at fair value	467	274	6	7	1 513	1 558	1 986	1 839

Financial liabilities
Current contingent consideration liabilities					-72	-215	-72	-215

Derivative financial instruments			-113	-81			-113	-81

Total current financial liabilities at fair value			-113	-81	-72	-215	-185	-296

Non-current contingent consideration liabilities					-351	-452	-351	-452